Equity Method Investment (Notes)	12 Months Ended
Dec. 31, 2014
Equity Method Investment [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
EQUITY METHOD INVESTMENT

SunEdison acquired a 35% interest in SMP, Ltd. from Samsung Fine Chemicals Co., Ltd for a cash purchase price of 143.9 billion South Korean won, or $140.7 million, and contributed that interest in SMP to us as part of the Formation Transactions. SMP owns a polysilicon manufacturing facility in South Korea which has recently completed and is in the initial stages of production. This represented a non-cash transaction to us and has been excluded from the consolidated statements of cash flows. This transaction resulted in our having an equity method investment in SMP.
Summarized financial information for SMP as of and for the year ended December 31, 2014 was as follows:

December 31,
2014
In millions
Revenues	$—
Gross profit	—
Loss from continuing operations	2.8
Net loss	2.8
Total current assets	34.6
Total noncurrent assets	782.9
Total current liabilities	201.2
Total noncurrent liabilities	249.1
Total equity	367.2